Schedule of Fair Values Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents		$ 6,644	$ 3,789
Fair value method equity holding		10,552	16,792
Total		17,196	20,581
Strong Global Entertainment Inc [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	$ 5,111	5,470	3,615
Total	5,111	5,470	3,615
Fair Value, Inputs, Level 1 [Member] | FG Group Holdings Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents		6,644	3,789
Fair value method equity holding		10,552	16,792
Total		17,196	20,581
Fair Value, Inputs, Level 1 [Member] | Strong Global Entertainment Inc [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents	5,111	5,470	3,615
Total	5,111	5,470	3,615
Fair Value, Inputs, Level 2 [Member] | FG Group Holdings Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Fair value method equity holding
Total
Fair Value, Inputs, Level 2 [Member] | Strong Global Entertainment Inc [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Total
Fair Value, Inputs, Level 3 [Member] | FG Group Holdings Inc [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Fair value method equity holding
Total
Fair Value, Inputs, Level 3 [Member] | Strong Global Entertainment Inc [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and cash equivalents
Total